ETF5 P2 02/19

SUPPLEMENT DATED FEBRUARY 1, 2019

TO THE PROSPECTUS DATED AUGUST 1, 2018

OF

FRANKLIN Templeton etf TRUST

Franklin FTSE Asia ex Japan ETF

Franklin FTSE Australia ETF

Franklin FTSE Brazil ETF

Franklin FTSE Canada ETF

Franklin FTSE China ETF

Franklin FTSE Europe ETF

Franklin FTSE Europe Hedged ETF

Franklin FTSE France ETF

Franklin FTSE Germany ETF

Franklin FTSE Hong Kong ETF

Franklin FTSE India ETF

Franklin FTSE Italy ETF

Franklin FTSE Japan ETF

Franklin FTSE Japan Hedged ETF

Franklin FTSE Mexico ETF

Franklin FTSE Russia ETF

Franklin FTSE South Korea ETF

Franklin FTSE Switzerland ETF

Franklin FTSE Taiwan ETF

Franklin FTSE United Kingdom ETF

I.  On February 1, 2019, the investment management services provided by Franklin Advisers, Inc. (Advisers), a direct, wholly owned subsidiary of Franklin Resources, Inc. (Resources), and the personnel that provide such services to the above listed series (each a Fund and together the Funds) of Franklin Templeton ETF Trust (the Trust), will be transferred to Franklin Advisory Services, LLC (Advisory Services), an indirect, wholly owned subsidiary of Resources.  In particular, Advisory Services will assume the duties and obligations of Advisers under each Fund’s investment management agreement between Advisers and the Trust on behalf of the Fund. Employees of Advisers that currently provide investment management services to the Funds will become employees of Advisory Services and will continue to provide the same investment management services to the Funds under the same investment management fee schedule.  This transfer will not involve a change in actual control or management of the Funds’ investment manager and the same individuals will continue to provide portfolio management services to the Funds.  Because there is no actual change in control or management of the investment manager, this transfer does not constitute an “assignment” of the investment management agreements for purposes of the Investment Company Act of 1940 and, therefore, a shareholder vote is not required.

Therefore, effective February 1, 2019, the prospectus is amended as follows:

II.  The following replaces the “Investment Manager” and “Portfolio Manager” sections in the “Fund Summaries” section of the prospectus for each Fund other than the Franklin FTSE Asia ex Japan ETF, Franklin FTSE India ETF, Franklin FTSE Russia ETF and Franklin FTSE Switzerland ETF:

Investment Manager

Franklin Advisory Services, LLC (Advisory Services)

Portfolio Managers

Dina Ting, CFA Portfolio Manager of Advisory Services and lead portfolio manager of the Fund since inception (2017).

Louis Hsu, CFA Portfolio Manager of Advisory Services and portfolio manager of the Fund since inception (2017).

III.  The following replaces the “Investment Manager” and “Portfolio Manager” sections in the “Fund Summaries” section of the prospectus for the Franklin FTSE Asia ex Japan ETF, Franklin FTSE India ETF, Franklin FTSE Russia ETF and Franklin FTSE Switzerland ETF:

Investment Manager

Franklin Advisory Services, LLC (Advisory Services)

Portfolio Managers

Dina Ting, CFA Portfolio Manager of Advisory Services and lead portfolio manager of the Fund since inception (2018).

Louis Hsu, CFA Portfolio Manager of Advisory Services and portfolio manager of the Fund since inception (2018).

IV.  The following is added as the first paragraph under the “Fund Details – Management” section of the prospectus:

On February 1, 2019, the investment management services provided by Franklin Advisers, Inc. (Advisers), a direct, wholly owned subsidiary of Franklin Resources, Inc. (Resources), and the personnel that provided such services to the Funds, were transferred to Franklin Advisory Services, LLC (Advisory Services), an indirect, wholly owned subsidiary of Resources.  In particular, Advisory Services assumed the duties and obligations of Advisers under each Fund’s investment management agreement between Advisers and the Trust on behalf of the Fund. Employees of Advisers that provided investment management services to the Funds became employees of Advisory Services and continue to provide the same investment management services to the Funds under the same investment management fee schedule. References to Advisory Services in the remainder of this prospectus relate to Advisory Services and Advisers as its predecessor.

V.  In the remainder of the prospectus, all references to “Franklin Advisers, Inc.” and “Advisers” are replaced with “Franklin Advisory Services, LLC” and “Advisory Services,” respectively.

 Please keep this supplement with your prospectus for future reference.

ETF5 SA2 02/19

SUPPLEMENT DATED FEBRUARY 1, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 1, 2018

OF

FRANKLIN TEMPLETON ETF TRUST

Franklin FTSE Asia ex Japan ETF

Franklin FTSE Australia ETF

Franklin FTSE Brazil ETF

Franklin FTSE Canada ETF

Franklin FTSE China ETF

Franklin FTSE Europe ETF

Franklin FTSE Europe Hedged ETF

Franklin FTSE France ETF

Franklin FTSE Germany ETF

Franklin FTSE Hong Kong ETF

Franklin FTSE India ETF

Franklin FTSE Italy ETF

Franklin FTSE Japan ETF

Franklin FTSE Japan Hedged ETF

Franklin FTSE Mexico ETF

Franklin FTSE Russia ETF

Franklin FTSE South Korea ETF

Franklin FTSE Switzerland ETF

Franklin FTSE Taiwan ETF

Franklin FTSE United Kingdom ETF

I.  On February 1, 2019, the investment management services provided by Franklin Advisers, Inc. (Advisers), a direct, wholly owned subsidiary of Franklin Resources, Inc. (Resources), and the personnel that provide such services to the above listed series (each a Fund and together the Funds) of Franklin Templeton ETF Trust (the Trust), will be transferred to Franklin Advisory Services, LLC (Advisory Services), an indirect, wholly owned subsidiary of Resources.  In particular, Advisory Services will assume the duties and obligations of Advisers under each Fund’s investment management agreement between Advisers and the Trust on behalf of the Fund. Employees of Advisers that currently provide investment management services to the Funds will become employees of Advisory Services and will continue to provide the same investment management services to the Funds under the same investment management fee schedule.  This transfer will not involve a change in actual control or management of the Funds’ investment manager and the same individuals will continue to provide portfolio management services to the Funds.  Because there is no actual change in control or management of the investment manager, this transfer does not constitute an “assignment” of the investment management agreements for purposes of the Investment Company Act of 1940 and, therefore, a shareholder vote is not required.

Therefore, effective February 1, 2019, the statement of additional information (SAI) is amended as follows:

II.  All references to “Franklin Advisers, Inc.” and “Advisers” as they relate to the investment manager of the Funds are replaced with “Franklin Advisory Services, LLC” and “Advisory Services,” respectively.

III.  In addition, the following is added as the first paragraph under the section “Management and Other Services” in the SAI:

On February 1, 2019, the investment management services provided by Franklin Advisers, Inc. (Advisers), a direct, wholly owned subsidiary of Franklin Resources, Inc. (Resources), and the personnel that provided such services to the Funds, were transferred to Franklin Advisory Services, LLC (Advisory Services), an indirect, wholly owned subsidiary of Resources.  In particular, Advisory Services assumed the duties and obligations of Advisers under each Fund’s investment management agreement between Advisers and the Trust on behalf of the Fund. Employees of Advisers that provided investment management services to the Funds became employees of Advisory Services and continue to provide the same investment management services to the Funds under the same investment management fee schedule.  References to Advisory Services in the remainder of this SAI relate to Advisory Services and Advisers as its predecessor.

 Please keep this supplement with your SAI for future reference.